SUBSEQUENT EVENTS (Details) - $ / shares		12 Months Ended
	Jan. 13, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Dividend declare date		Jan. 13, 2016
Dividend payment date		Feb. 10, 2016
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.43